Income taxes - Changed in Uncertain Tax Positions (Details) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning Balance	$ 1,230
Tax positions related to prior years:
Ending Balance	1,230
Tax Year 2015 [Member]
Tax positions related to the current year:
Additions	0
Reductions	0
Increase (decrease) related to the tax position current year	0
Tax positions related to prior years:
Ending Balance	1,230
Tax Year 2014 [Member]
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning Balance	0
Tax positions related to prior years:
Opening	1,230
Additions	0
Reductions	0
Settlements	0
Lapses in statutes of limitations	$ 0